Financial instruments: valuation - Movement in Level 3 portfolios - Liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Other operating income and interest income
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	£ 5	£ 0
Income from trading activities
Fair value of liabilities
Gains Losses Recognised In Profit Or Loss Fair Value measurement Assets and Liabilities	(40)	(4)
At fair value
Fair value of liabilities
Financial liabilities at beginning of period	129,156
Financial liabilities at end of period	118,533
At fair value | Level 3
Fair value of liabilities
Financial liabilities at beginning of period	691	976
Amounts recorded in the income statement	(28)	(84)
Level 3 transfers in	24	7
Level 3 transfers out	(3)	(5)
Purchases/Originations	68	89
Settlements/other decreases	(29)	(27)
Sales	(35)	(54)
Foreign exchange and other adjustments	2	(5)
Financial liabilities at end of period	686	897
Amounts recorded in the income statement in respect of balances held at period end - unrealised	123	(84)
At fair value | Level 3 | Derivatives
Fair value of liabilities
Financial liabilities at beginning of period	685	975
Amounts recorded in the income statement	(28)	(84)
Level 3 transfers in	1	6
Level 3 transfers out	(2)	(5)
Purchases/Originations	67	89
Settlements/other decreases	(29)	(27)
Sales	(34)	(54)
Foreign exchange and other adjustments	(2)	(5)
Financial liabilities at end of period	658	895
Amounts recorded in the income statement in respect of balances held at period end - unrealised	123	(84)
At fair value | Level 3 | Other trading liabilities
Fair value of liabilities
Financial liabilities at beginning of period	3	1
Level 3 transfers in		1
Level 3 transfers out	(1)
Purchases/Originations	1
Sales	(1)
Financial liabilities at end of period	2	£ 2
At fair value | Level 3 | Financial liabilities (other)
Fair value of liabilities
Financial liabilities at beginning of period	3
Level 3 transfers in	23
Financial liabilities at end of period	£ 26